Taxation - Deferred tax assets (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Taxation
Net operating tax loss carry forwards	¥ 679,789	¥ 461,751
Advertising and promotion expenses in excess of deduction limit	310,560	296,037
Provision of allowance for expected credit losses	31,140	23,178
Payroll and expense accrued	9,145	12,254
Less: valuation allowance	(1,030,634)	(793,220)	¥ (608,647)
Deferred tax liabilities:
Acquired intangible assets	22,574	11,630
Total deferred tax liabilities	¥ 22,574	¥ 11,630